Other Receivables - Schedule of Other Receivables (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Other Receivables [Abstract]
Security deposit	$ 4,650	$ 4,242
GST / VAT receivable	32,916	82,812
Interest receivable on restricted cash		41,625
Funds receivable in respect to the exercise of warrants		709,251
Other receivables	10,328
Total	$ 47,894	$ 837,930